UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                --------------

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Metalmark Capital LLC
                  ------------------------
Address:          1177 Avenue of Americas
                  ------------------------
                  40th Floor
                  ------------------------
                  New York, NY 10036
                  ------------------------

Form 13F File Number:  28-11921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kenneth F. Clifford
               -----------------------
Title:         Chief Financial Office
               -----------------------
Phone:         (212) 823-1900
               -----------------------

Signature, Place, and Date of Signing:

     /s/ Kenneth F. Clifford        New York, New York            May 15, 2009
----------------------------        ------------------          ----------------
           [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               4
                                                 -------------------
Form 13F Information Table Entry Total:          4
                                                 -------------------
Form 13F Information Table Value Total:          $92,356
                                                 -------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form     13F File Number         Name
01        28-      06238               MSCP III, LLC
------    ----     ---------------     -----------------------------------------
02        28-      11922               Morgan Stanley Capital Partners III, Inc.
------    ----     ---------------     -----------------------------------------
03        28-      11353               MSDW Capital Partners IV, LLC
------    ----     ---------------     -----------------------------------------
04        28-      11355               MSDW Capital Partners IV, Inc.
------    ----     ---------------     -----------------------------------------

                                              FORM 13F INFORMATION TABLE

                                                                                                                    COLUMN 8
   COLUMN 1       COLUMN 2    COLUMN 3   COLUMN 4          COLUMN 5                COLUMN 6      COLUMN 7            VOTING
                  TITLE OF                 VALUE       SHRS OR      SH/     PUT/  INVESTMENT      OTHER            AUTHORITY
NAME OF ISSUER     CLASS       CUSIP     (X$1000)     PRN AMT      PRN     CALL   DISCRETION     MANAGERS    SOLE    SHARED     NONE
--------------  ----------   ---------   --------   -----------    ----    ----   ------------   --------    ----  ----------   ----
AVENTINE          COMMON     05356X403        962    10,691,928     SH              DEFINED         03, 04         10,691,928
RENEWABLE
ENERGY
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ENERSYS           COMMON     29275Y102     68,734     5,671,092     SH              DEFINED         03, 04          5,671,092
HOLDINGS INC
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RENEGY            COMMON     75845J109        711       473,951     SH              DEFINED         01, 02            473,951
HOLDINGS INC
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UNION DRILLING    COMMON     90653P105     21,949     5,776,085     SH             DEFINED         01, 02          5,776,085
INC
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